Fees Summary	Feb. 19, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 29,746,000
Previously Paid Amount	0.00
Total Fee Amount	4,554.11
Total Offset Amount	0.00
Net Fee	4,554.11
Narrative - Max Aggregate Offering Price	$ 29,746,000
Final Prospectus	true